FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
271,561	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$271,561
	(Cost $271,561)
	Total Investments — 0.4%	271,561
	(Cost $271,561)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 137.1%
	Call Options Purchased — 137.0%
1,312	SPDR® S&P 500® ETF Trust	$79,054,560	$4.83	01/17/25	78,292,222
1,312	SPDR® S&P 500® ETF Trust	79,054,560	482.44	01/17/25	16,125,779
	Total Call Options Purchased				94,418,001
	(Cost $75,776,372)
	Put Options Purchased — 0.1%
1,312	SPDR® S&P 500® ETF Trust	79,054,560	482.44	01/17/25	67,594
	(Cost $2,218,357)
	Total Purchased Options				94,485,595
	(Cost $77,994,729)
WRITTEN OPTIONS — (37.4)%
	Call Options Written — (37.3)%
(2,624)	SPDR® S&P 500® ETF Trust	(158,109,120)	507.62	01/17/25	(25,736,402)
	(Premiums received $8,994,146)
	Put Options Written — (0.1)%
(1,312)	SPDR® S&P 500® ETF Trust	(79,054,560)	410.08	01/17/25	(29,428)
	(Premiums received $600,336)
	Total Written Options				(25,765,830)
	(Premiums received $9,594,482)
	Net Other Assets and Liabilities — (0.1)%				(46,977)
	Net Assets — 100.0%				$68,944,349

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$271,561	$271,561	$—	$—
Purchased Options	94,485,595	—	94,485,595	—
Total	$94,757,156	$271,561	$94,485,595	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - January (XJAN)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(25,765,830)	$—	$(25,765,830)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
207,907	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$207,907
	(Cost $207,907)
	Total Investments — 0.5%	207,907
	(Cost $207,907)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 130.2%
	Call Options Purchased — 130.0%
825	SPDR® S&P 500® ETF Trust	$49,710,375	$5.01	02/21/25	49,244,959
825	SPDR® S&P 500® ETF Trust	49,710,375	499.52	02/21/25	9,021,507
	Total Call Options Purchased				58,266,466
	(Cost $49,485,506)
	Put Options Purchased — 0.2%
825	SPDR® S&P 500® ETF Trust	49,710,375	499.52	02/21/25	110,303
	(Cost $1,150,411)
	Total Purchased Options				58,376,769
	(Cost $50,635,917)
WRITTEN OPTIONS — (30.6)%
	Call Options Written — (30.5)%
(1,650)	SPDR® S&P 500® ETF Trust	(99,420,750)	527.04	02/21/25	(13,668,749)
	(Premiums received $6,903,750)
	Put Options Written — (0.1)%
(825)	SPDR® S&P 500® ETF Trust	(49,710,375)	424.59	02/21/25	(47,025)
	(Premiums received $362,506)
	Total Written Options				(13,715,774)
	(Premiums received $7,266,256)
	Net Other Assets and Liabilities — (0.1)%				(30,834)
	Net Assets — 100.0%				$44,838,068

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$207,907	$207,907	$—	$—
Purchased Options	58,376,769	—	58,376,769	—
Total	$58,584,676	$207,907	$58,376,769	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - February (XFEB)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(13,715,774)	$—	$(13,715,774)	$—

FT Vest International Equity Moderate Buffer ETF - March (YMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.6%
614,926	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$614,926
	(Cost $614,926)
	Total Investments — 0.6%	614,926
	(Cost $614,926)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 100.6%
	Call Options Purchased — 97.9%
12,553	iShares MSCI EAFE ETF	$99,131,041	$0.79	03/21/25	96,938,660
	(Cost $95,428,091)
	Put Options Purchased — 2.7%
12,553	iShares MSCI EAFE ETF	99,131,041	78.89	03/21/25	2,668,391
	(Cost $5,423,798)
	Total Purchased Options				99,607,051
	(Cost $100,851,889)
WRITTEN OPTIONS — (1.1)%
	Call Options Written — (0.4)%
(12,553)	iShares MSCI EAFE ETF	(99,131,041)	91.36	03/21/25	(415,128)
	(Premiums received $960,820)
	Put Options Written — (0.7)%
(12,553)	iShares MSCI EAFE ETF	(99,131,041)	67.06	03/21/25	(654,639)
	(Premiums received $1,048,756)
	Total Written Options				(1,069,767)
	(Premiums received $2,009,576)
	Net Other Assets and Liabilities — (0.1)%				(67,000)
	Net Assets — 100.0%				$99,085,210

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$614,926	$614,926	$—	$—
Purchased Options	99,607,051	—	99,607,051	—
Total	$100,221,977	$614,926	$99,607,051	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,069,767)	$—	$(1,069,767)	$—

FT Vest Nasdaq-100® Buffer ETF - March (QMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
2,146,949	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$2,146,949
	(Cost $2,146,949)
	Total Investments — 0.5%	2,146,949
	(Cost $2,146,949)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.9%
	Call Options Purchased — 102.3%
8,677	Invesco QQQ TrustSM, Series 1	$442,301,398	$4.33	03/21/25	438,777,842
	(Cost $376,078,391)
	Put Options Purchased — 0.6%
8,677	Invesco QQQ TrustSM, Series 1	442,301,398	433.91	03/21/25	2,677,722
	(Cost $23,092,762)
	Total Purchased Options				441,455,564
	(Cost $399,171,153)
WRITTEN OPTIONS — (3.3)%
	Call Options Written — (3.0)%
(8,677)	Invesco QQQ TrustSM, Series 1	(442,301,398)	524.60	03/21/25	(13,145,915)
	(Premiums received $8,728,020)
	Put Options Written — (0.3)%
(8,677)	Invesco QQQ TrustSM, Series 1	(442,301,398)	390.52	03/21/25	(1,231,787)
	(Premiums received $11,421,533)
	Total Written Options				(14,377,702)
	(Premiums received $20,149,553)
	Net Other Assets and Liabilities — (0.1)%				(306,631)
	Net Assets — 100.0%				$428,918,180

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$2,146,949	$2,146,949	$—	$—
Purchased Options	441,455,564	—	441,455,564	—
Total	$443,602,513	$2,146,949	$441,455,564	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,377,702)	$—	$(14,377,702)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.5%
740,518	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$740,518
	(Cost $740,518)
	Total Investments — 0.5%	740,518
	(Cost $740,518)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 126.2%
	Call Options Purchased — 125.8%
2,857	SPDR® S&P 500® ETF Trust	$172,148,535	$5.11	03/21/25	170,184,976
2,857	SPDR® S&P 500® ETF Trust	172,148,535	509.84	03/21/25	28,829,473
	Total Call Options Purchased				199,014,449
	(Cost $154,449,900)
	Put Options Purchased — 0.4%
2,857	SPDR® S&P 500® ETF Trust	172,148,535	509.84	03/21/25	700,622
	(Cost $7,289,504)
	Total Purchased Options				199,715,071
	(Cost $161,739,404)
WRITTEN OPTIONS — (26.6)%
	Call Options Written — (26.4)%
(5,714)	SPDR® S&P 500® ETF Trust	(344,297,070)	539.31	03/21/25	(41,854,250)
	(Premiums received $13,488,017)
	Put Options Written — (0.2)%
(2,857)	SPDR® S&P 500® ETF Trust	(172,148,535)	433.37	03/21/25	(280,615)
	(Premiums received $2,955,054)
	Total Written Options				(42,134,865)
	(Premiums received $16,443,071)
	Net Other Assets and Liabilities — (0.1)%				(107,920)
	Net Assets — 100.0%				$158,212,804

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$740,518	$740,518	$—	$—
Purchased Options	199,715,071	—	199,715,071	—
Total	$200,455,589	$740,518	$199,715,071	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - March (XMAR)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(42,134,865)	$—	$(42,134,865)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - April (QCAP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 110.5%
	Call Options Purchased — 109.9%
696	Invesco QQQ TrustSM, Series 1	$35,477,904	$4.14	04/17/25	$35,167,551
	(Cost $30,738,597)
	Put Options Purchased — 0.6%
696	Invesco QQQ TrustSM, Series 1	35,477,904	414.64	04/17/25	201,735
	(Cost $1,245,980)
	Total Purchased Options				35,369,286
	(Cost $31,984,577)
WRITTEN OPTIONS — (11.0)%
	Call Options Written — (10.8)%
(696)	Invesco QQQ TrustSM, Series 1	(35,477,904)	477.71	04/17/25	(3,469,532)
	(Premiums received $1,635,392)
	Put Options Written — (0.2)%
(696)	Invesco QQQ TrustSM, Series 1	(35,477,904)	331.71	04/17/25	(53,940)
	(Premiums received $293,544)
	Total Written Options				(3,523,472)
	(Premiums received $1,928,936)
	Net Other Assets and Liabilities — 0.5%				149,039
	Net Assets — 100.0%				$31,994,853

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$35,369,286	$—	$35,369,286	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,523,472)	$—	$(3,523,472)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - April (XAPR)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 133.0%
	Call Options Purchased — 132.5%
615	SPDR® S&P 500® ETF Trust	$37,056,825	$4.96	04/17/25	$36,661,798
615	SPDR® S&P 500® ETF Trust	37,056,825	495.17	04/17/25	7,231,441
	Total Call Options Purchased				43,893,239
	(Cost $37,687,828)
	Put Options Purchased — 0.5%
615	SPDR® S&P 500® ETF Trust	37,056,825	495.17	04/17/25	160,945
	(Cost $736,447)
	Total Purchased Options				44,054,184
	(Cost $38,424,275)
WRITTEN OPTIONS — (33.5)%
	Call Options Written — (33.3)%
(1,230)	SPDR® S&P 500® ETF Trust	(74,113,650)	524.93	04/17/25	(11,031,242)
	(Premiums received $6,454,156)
	Put Options Written — (0.2)%
(615)	SPDR® S&P 500® ETF Trust	(37,056,825)	420.90	04/17/25	(69,034)
	(Premiums received $270,199)
	Total Written Options				(11,100,276)
	(Premiums received $6,724,355)
	Net Other Assets and Liabilities — 0.5%				164,504
	Net Assets — 100.0%				$33,118,412

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$44,054,184	$—	$44,054,184	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(11,100,276)	$—	$(11,100,276)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - May (QMMY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.5%
	Call Options Purchased — 103.1%
990	Invesco QQQ TrustSM, Series 1	$50,464,260	$4.51	05/16/25	$50,001,870
	(Cost $45,899,405)
	Put Options Purchased — 1.4%
990	Invesco QQQ TrustSM, Series 1	50,464,260	451.75	05/16/25	697,891
	(Cost $2,284,560)
	Total Purchased Options				50,699,761
	(Cost $48,183,965)
WRITTEN OPTIONS — (5.0)%
	Call Options Written — (4.6)%
(990)	Invesco QQQ TrustSM, Series 1	(50,464,260)	523.72	05/16/25	(2,219,699)
	(Premiums received $1,414,546)
	Put Options Written — (0.4)%
(990)	Invesco QQQ TrustSM, Series 1	(50,464,260)	383.99	05/16/25	(227,403)
	(Premiums received $705,930)
	Total Written Options				(2,447,102)
	(Premiums received $2,120,476)
	Net Other Assets and Liabilities — 0.5%				264,108
	Net Assets — 100.0%				$48,516,767

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$50,699,761	$—	$50,699,761	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,447,102)	$—	$(2,447,102)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.7%
148,924	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$148,924
	(Cost $148,924)
	Total Investments — 0.7%	148,924
	(Cost $148,924)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 122.2%
	Call Options Purchased — 121.3%
392	SPDR® S&P 500® ETF Trust	$23,619,960	$5.30	05/16/25	23,366,505
392	SPDR® S&P 500® ETF Trust	23,619,960	529.46	05/16/25	3,475,566
	Total Call Options Purchased				26,842,071
	(Cost $22,795,817)
	Put Options Purchased — 0.9%
392	SPDR® S&P 500® ETF Trust	23,619,960	529.46	05/16/25	204,526
	(Cost $791,704)
	Total Purchased Options				27,046,597
	(Cost $23,587,521)
WRITTEN OPTIONS — (22.8)%
	Call Options Written — (22.5)%
(784)	SPDR® S&P 500® ETF Trust	(47,239,920)	558.00	05/16/25	(4,971,219)
	(Premiums received $2,136,679)
	Put Options Written — (0.3)%
(392)	SPDR® S&P 500® ETF Trust	(23,619,960)	450.04	05/16/25	(77,510)
	(Premiums received $236,673)
	Total Written Options				(5,048,729)
	(Premiums received $2,373,352)
	Net Other Assets and Liabilities — (0.1)%				(15,772)
	Net Assets — 100.0%				$22,131,020

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$148,924	$148,924	$—	$—
Purchased Options	27,046,597	—	27,046,597	—
Total	$27,195,521	$148,924	$27,046,597	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - May (XMAY)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(5,048,729)	$—	$(5,048,729)	$—

FT Vest International Equity Moderate Buffer ETF - June (YJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
1,420,892	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,420,892
	(Cost $1,420,892)
	Total Investments — 0.9%	1,420,892
	(Cost $1,420,892)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 101.3%
	Call Options Purchased — 97.5%
21,165	iShares MSCI EAFE ETF	$167,140,005	$0.78	06/20/25	160,820,136
	(Cost $157,942,301)
	Put Options Purchased — 3.8%
21,165	iShares MSCI EAFE ETF	167,140,005	77.95	06/20/25	6,239,442
	(Cost $10,075,623)
	Total Purchased Options				167,059,578
	(Cost $168,017,924)
WRITTEN OPTIONS — (2.1)%
	Call Options Written — (1.0)%
(21,165)	iShares MSCI EAFE ETF	(167,140,005)	90.74	06/20/25	(1,603,884)
	(Premiums received $1,605,404)
	Put Options Written — (1.1)%
(21,165)	iShares MSCI EAFE ETF	(167,140,005)	66.26	06/20/25	(1,809,396)
	(Premiums received $1,908,163)
	Total Written Options				(3,413,280)
	(Premiums received $3,513,567)
	Net Other Assets and Liabilities — (0.1)%				(114,759)
	Net Assets — 100.0%				$164,952,431

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,420,892	$1,420,892	$—	$—
Purchased Options	167,059,578	—	167,059,578	—
Total	$168,480,470	$1,420,892	$167,059,578	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(3,413,280)	$—	$(3,413,280)	$—

FT Vest Nasdaq-100® Buffer ETF - June (QJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
3,974,905	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,974,905
	(Cost $3,974,905)
	Total Investments — 0.8%	3,974,905
	(Cost $3,974,905)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.1%
	Call Options Purchased — 99.4%
10,186	Invesco QQQ TrustSM, Series 1	$519,221,164	$4.79	06/20/25	514,388,111
	(Cost $480,706,242)
	Put Options Purchased — 2.7%
10,186	Invesco QQQ TrustSM, Series 1	519,221,164	480.17	06/20/25	13,850,210
	(Cost $28,719,913)
	Total Purchased Options				528,238,321
	(Cost $509,426,155)
WRITTEN OPTIONS — (2.8)%
	Call Options Written — (1.6)%
(10,186)	Invesco QQQ TrustSM, Series 1	(519,221,164)	572.84	06/20/25	(8,039,097)
	(Premiums received $9,829,448)
	Put Options Written — (1.2)%
(10,186)	Invesco QQQ TrustSM, Series 1	(519,221,164)	432.15	06/20/25	(6,480,639)
	(Premiums received $14,473,492)
	Total Written Options				(14,519,736)
	(Premiums received $24,302,940)
	Net Other Assets and Liabilities — (0.1)%				(359,980)
	Net Assets — 100.0%				$517,333,510

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,974,905	$3,974,905	$—	$—
Purchased Options	528,238,321	—	528,238,321	—
Total	$532,213,226	$3,974,905	$528,238,321	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(14,519,736)	$—	$(14,519,736)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
1,213,600	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,213,600
	(Cost $1,213,600)
	Total Investments — 0.8%	1,213,600
	(Cost $1,213,600)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.4%
	Call Options Purchased — 117.0%
2,836	SPDR® S&P 500® ETF Trust	$170,883,180	$5.46	06/20/25	168,635,168
2,836	SPDR® S&P 500® ETF Trust	170,883,180	544.52	06/20/25	22,045,362
	Total Call Options Purchased				190,680,530
	(Cost $163,341,769)
	Put Options Purchased — 1.4%
2,836	SPDR® S&P 500® ETF Trust	170,883,180	544.52	06/20/25	2,278,301
	(Cost $7,727,016)
	Total Purchased Options				192,958,831
	(Cost $171,068,785)
WRITTEN OPTIONS — (19.1)%
	Call Options Written — (18.6)%
(5,672)	SPDR® S&P 500® ETF Trust	(341,766,360)	573.65	06/20/25	(30,224,727)
	(Premiums received $15,361,577)
	Put Options Written — (0.5)%
(2,836)	SPDR® S&P 500® ETF Trust	(170,883,180)	462.84	06/20/25	(837,159)
	(Premiums received $2,313,559)
	Total Written Options				(31,061,886)
	(Premiums received $17,675,136)
	Net Other Assets and Liabilities — (0.1)%				(109,563)
	Net Assets — 100.0%				$163,000,982

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,213,600	$1,213,600	$—	$—
Purchased Options	192,958,831	—	192,958,831	—
Total	$194,172,431	$1,213,600	$192,958,831	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - June (XJUN)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(31,061,886)	$—	$(31,061,886)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - July (QCJL)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.0%
	Call Options Purchased — 101.2%
1,218	Invesco QQQ TrustSM, Series 1	$62,086,332	$4.74	07/18/25	$61,445,116
	(Cost $56,395,516)
	Put Options Purchased — 2.8%
1,218	Invesco QQQ TrustSM, Series 1	62,086,332	475.23	07/18/25	1,693,897
	(Cost $4,161,522)
	Total Purchased Options				63,139,013
	(Cost $60,557,038)
WRITTEN OPTIONS — (4.7)%
	Call Options Written — (4.1)%
(1,218)	Invesco QQQ TrustSM, Series 1	(62,086,332)	541.81	07/18/25	(2,477,509)
	(Premiums received $1,606,020)
	Put Options Written — (0.6)%
(1,218)	Invesco QQQ TrustSM, Series 1	(62,086,332)	380.18	07/18/25	(409,236)
	(Premiums received $1,077,801)
	Total Written Options				(2,886,745)
	(Premiums received $2,683,821)
	Net Other Assets and Liabilities — 0.7%				433,931
	Net Assets — 100.0%				$60,686,199

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$63,139,013	$—	$63,139,013	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,886,745)	$—	$(2,886,745)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.8%
453,525	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$453,525
	(Cost $453,525)
	Total Investments — 0.8%	453,525
	(Cost $453,525)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.2%
	Call Options Purchased — 116.5%
943	SPDR® S&P 500® ETF Trust	$56,820,465	$5.50	07/18/25	56,080,191
943	SPDR® S&P 500® ETF Trust	56,820,465	549.00	07/18/25	7,247,361
	Total Call Options Purchased				63,327,552
	(Cost $55,260,308)
	Put Options Purchased — 1.7%
943	SPDR® S&P 500® ETF Trust	56,820,465	549.00	07/18/25	906,949
	(Cost $2,471,762)
	Total Purchased Options				64,234,501
	(Cost $57,732,070)
WRITTEN OPTIONS — (18.9)%
	Call Options Written — (18.3)%
(1,886)	SPDR® S&P 500® ETF Trust	(113,640,930)	578.43	07/18/25	(9,944,633)
	(Premiums received $5,099,151)
	Put Options Written — (0.6)%
(943)	SPDR® S&P 500® ETF Trust	(56,820,465)	466.65	07/18/25	(339,008)
	(Premiums received $870,088)
	Total Written Options				(10,283,641)
	(Premiums received $5,969,239)
	Net Other Assets and Liabilities — (0.1)%				(36,074)
	Net Assets — 100.0%				$54,368,311

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$453,525	$453,525	$—	$—
Purchased Options	64,234,501	—	64,234,501	—
Total	$64,688,026	$453,525	$64,234,501	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - July (XJUL)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(10,283,641)	$—	$(10,283,641)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - August (QMAG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.7%
	Call Options Purchased — 101.7%
1,785	Invesco QQQ TrustSM, Series 1	$90,988,590	$4.74	08/15/25	$90,069,904
	(Cost $83,806,223)
	Put Options Purchased — 3.0%
1,785	Invesco QQQ TrustSM, Series 1	90,988,590	475.02	08/15/25	2,697,314
	(Cost $5,480,779)
	Total Purchased Options				92,767,218
	(Cost $89,287,002)
WRITTEN OPTIONS — (5.5)%
	Call Options Written — (4.4)%
(1,785)	Invesco QQQ TrustSM, Series 1	(90,988,590)	544.85	08/15/25	(3,900,761)
	(Premiums received $2,753,244)
	Put Options Written — (1.1)%
(1,785)	Invesco QQQ TrustSM, Series 1	(90,988,590)	403.77	08/15/25	(972,343)
	(Premiums received $2,046,320)
	Total Written Options				(4,873,104)
	(Premiums received $4,799,564)
	Net Other Assets and Liabilities — 0.8%				703,753
	Net Assets — 100.0%				$88,597,867

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$92,767,218	$—	$92,767,218	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(4,873,104)	$—	$(4,873,104)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.9%
310,937	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$310,937
	(Cost $310,937)
	Total Investments — 0.9%	310,937
	(Cost $310,937)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 118.5%
	Call Options Purchased — 116.5%
582	SPDR® S&P 500® ETF Trust	$35,068,410	$5.55	08/15/25	34,621,341
582	SPDR® S&P 500® ETF Trust	35,068,410	554.32	08/15/25	4,391,260
	Total Call Options Purchased				39,012,601
	(Cost $34,759,036)
	Put Options Purchased — 2.0%
582	SPDR® S&P 500® ETF Trust	35,068,410	554.32	08/15/25	663,643
	(Cost $1,504,923)
	Total Purchased Options				39,676,244
	(Cost $36,263,959)
WRITTEN OPTIONS — (19.3)%
	Call Options Written — (18.5)%
(1,164)	SPDR® S&P 500® ETF Trust	(70,136,820)	581.87	08/15/25	(6,213,234)
	(Premiums received $3,356,598)
	Put Options Written — (0.8)%
(582)	SPDR® S&P 500® ETF Trust	(35,068,410)	471.17	08/15/25	(252,937)
	(Premiums received $460,373)
	Total Written Options				(6,466,171)
	(Premiums received $3,816,971)
	Net Other Assets and Liabilities — (0.1)%				(23,144)
	Net Assets — 100.0%				$33,497,866

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$310,937	$310,937	$—	$—
Purchased Options	39,676,244	—	39,676,244	—
Total	$39,987,181	$310,937	$39,676,244	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - August (XAUG)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(6,466,171)	$—	$(6,466,171)	$—

FT Vest International Equity Moderate Buffer ETF - September (YSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
615,003	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$615,003
	(Cost $615,003)
	Total Investments — 1.1%	615,003
	(Cost $615,003)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 102.8%
	Call Options Purchased — 96.3%
7,012	iShares MSCI EAFE ETF	$55,373,764	$0.82	09/19/25	53,296,529
	(Cost $54,941,610)
	Put Options Purchased — 6.5%
7,012	iShares MSCI EAFE ETF	55,373,764	82.26	09/19/25	3,627,448
	(Cost $3,413,331)
	Total Purchased Options				56,923,977
	(Cost $58,354,941)
WRITTEN OPTIONS — (3.8)%
	Call Options Written — (1.7)%
(7,012)	iShares MSCI EAFE ETF	(55,373,764)	93.34	09/19/25	(979,857)
	(Premiums received $633,846)
	Put Options Written — (2.1)%
(7,012)	iShares MSCI EAFE ETF	(55,373,764)	69.92	09/19/25	(1,152,492)
	(Premiums received $866,793)
	Total Written Options				(2,132,349)
	(Premiums received $1,500,639)
	Net Other Assets and Liabilities — (0.1)%				(36,511)
	Net Assets — 100.0%				$55,370,120

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$615,003	$615,003	$—	$—
Purchased Options	56,923,977	—	56,923,977	—
Total	$57,538,980	$615,003	$56,923,977	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,132,349)	$—	$(2,132,349)	$—

FT Vest Nasdaq-100® Buffer ETF - September (QSPT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
3,517,738	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$3,517,738
	(Cost $3,517,738)
	Total Investments — 1.0%	3,517,738
	(Cost $3,517,738)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.4%
	Call Options Purchased — 100.7%
7,187	Invesco QQQ TrustSM, Series 1	$366,350,138	$4.81	09/19/25	362,645,887
	(Cost $340,719,280)
	Put Options Purchased — 3.7%
7,187	Invesco QQQ TrustSM, Series 1	366,350,138	482.43	09/19/25	13,174,130
	(Cost $24,017,837)
	Total Purchased Options				375,820,017
	(Cost $364,737,117)
WRITTEN OPTIONS — (5.3)%
	Call Options Written — (3.4)%
(7,187)	Invesco QQQ TrustSM, Series 1	(366,350,138)	566.09	09/19/25	(12,125,259)
	(Premiums received $8,324,551)
	Put Options Written — (1.9)%
(7,187)	Invesco QQQ TrustSM, Series 1	(366,350,138)	434.19	09/19/25	(6,883,637)
	(Premiums received $12,597,000)
	Total Written Options				(19,008,896)
	(Premiums received $20,921,551)
	Net Other Assets and Liabilities — (0.1)%				(246,520)
	Net Assets — 100.0%				$360,082,339

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$3,517,738	$3,517,738	$—	$—
Purchased Options	375,820,017	—	375,820,017	—
Total	$379,337,755	$3,517,738	$375,820,017	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(19,008,896)	$—	$(19,008,896)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.0%
1,181,556	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,181,556
	(Cost $1,181,556)
	Total Investments — 1.0%	1,181,556
	(Cost $1,181,556)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 116.1%
	Call Options Purchased — 113.5%
2,069	SPDR® S&P 500® ETF Trust	$124,667,595	$5.69	09/19/25	122,816,564
2,069	SPDR® S&P 500® ETF Trust	124,667,595	568.26	09/19/25	13,810,347
	Total Call Options Purchased				136,626,911
	(Cost $123,863,850)
	Put Options Purchased — 2.6%
2,069	SPDR® S&P 500® ETF Trust	124,667,595	568.26	09/19/25	3,116,142
	(Cost $5,867,063)
	Total Purchased Options				139,743,053
	(Cost $129,730,913)
WRITTEN OPTIONS — (17.0)%
	Call Options Written — (16.0)%
(4,138)	SPDR® S&P 500® ETF Trust	(249,335,190)	595.02	09/19/25	(19,253,410)
	(Premiums received $11,309,794)
	Put Options Written — (1.0)%
(2,069)	SPDR® S&P 500® ETF Trust	(124,667,595)	483.02	09/19/25	(1,201,986)
	(Premiums received $1,418,657)
	Total Written Options				(20,455,396)
	(Premiums received $12,728,451)
	Net Other Assets and Liabilities — (0.1)%				(80,471)
	Net Assets — 100.0%				$120,388,742

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,181,556	$1,181,556	$—	$—
Purchased Options	139,743,053	—	139,743,053	—
Total	$140,924,609	$1,181,556	$139,743,053	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - September (XSEP)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(20,455,396)	$—	$(20,455,396)	$—

FT Vest Nasdaq-100® Conservative Buffer ETF - October (QCOC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.8%
	Call Options Purchased — 100.3%
640	Invesco QQQ TrustSM, Series 1	$32,623,360	$4.93	10/17/25	$32,251,015
	(Cost $31,297,030)
	Put Options Purchased — 4.5%
640	Invesco QQQ TrustSM, Series 1	32,623,360	494.46	10/17/25	1,454,771
	(Cost $2,032,811)
	Total Purchased Options				33,705,786
	(Cost $33,329,841)
WRITTEN OPTIONS — (5.8)%
	Call Options Written — (4.5)%
(640)	Invesco QQQ TrustSM, Series 1	(32,623,360)	556.27	10/17/25	(1,448,039)
	(Premiums received $1,304,673)
	Put Options Written — (1.3)%
(640)	Invesco QQQ TrustSM, Series 1	(32,623,360)	395.57	10/17/25	(400,595)
	(Premiums received $590,733)
	Total Written Options				(1,848,634)
	(Premiums received $1,895,406)
	Net Other Assets and Liabilities — 1.0%				316,028
	Net Assets — 100.0%				$32,173,180

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$33,705,786	$—	$33,705,786	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(1,848,634)	$—	$(1,848,634)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.1%
704,537	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$704,537
	(Cost $704,537)
	Total Investments — 1.1%	704,537
	(Cost $704,537)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 112.9%
	Call Options Purchased — 109.7%
1,118	SPDR® S&P 500® ETF Trust	$67,365,090	$5.86	10/17/25	66,398,121
1,118	SPDR® S&P 500® ETF Trust	67,365,090	584.60	10/17/25	6,422,049
	Total Call Options Purchased				72,820,170
	(Cost $69,134,840)
	Put Options Purchased — 3.2%
1,118	SPDR® S&P 500® ETF Trust	67,365,090	584.60	10/17/25	2,146,504
	(Cost $3,156,453)
	Total Purchased Options				74,966,674
	(Cost $72,291,293)
WRITTEN OPTIONS — (13.9)%
	Call Options Written — (12.7)%
(2,236)	SPDR® S&P 500® ETF Trust	(134,730,180)	612.89	10/17/25	(8,420,217)
	(Premiums received $6,440,137)
	Put Options Written — (1.2)%
(1,118)	SPDR® S&P 500® ETF Trust	(67,365,090)	496.91	10/17/25	(826,046)
	(Premiums received $1,265,867)
	Total Written Options				(9,246,263)
	(Premiums received $7,706,004)
	Net Other Assets and Liabilities — (0.1)%				(42,167)
	Net Assets — 100.0%				$66,382,781

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$704,537	$704,537	$—	$—
Purchased Options	74,966,674	—	74,966,674	—
Total	$75,671,211	$704,537	$74,966,674	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - October (XOCT)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(9,246,263)	$—	$(9,246,263)	$—

FT Vest Nasdaq-100® Moderate Buffer ETF - November (QMNV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 104.9%
	Call Options Purchased — 99.9%
320	Invesco QQQ TrustSM, Series 1	$16,311,680	$4.96	11/21/25	$16,101,440
	(Cost $15,900,515)
	Put Options Purchased — 5.0%
320	Invesco QQQ TrustSM, Series 1	16,311,680	496.56	11/21/25	809,920
	(Cost $909,155)
	Total Purchased Options				16,911,360
	(Cost $16,809,670)
WRITTEN OPTIONS — (6.0)%
	Call Options Written — (4.0)%
(320)	Invesco QQQ TrustSM, Series 1	(16,311,680)	571.49	11/21/25	(651,520)
	(Premiums received $625,007)
	Put Options Written — (2.0)%
(320)	Invesco QQQ TrustSM, Series 1	(16,311,680)	422.07	11/21/25	(317,760)
	(Premiums received $368,675)
	Total Written Options				(969,280)
	(Premiums received $993,682)
	Net Other Assets and Liabilities — 1.1%				171,177
	Net Assets — 100.0%				$16,113,257

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Purchased Options	$16,911,360	$—	$16,911,360	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(969,280)	$—	$(969,280)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 1.2%
216,668	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$216,668
	(Cost $216,668)
	Total Investments — 1.2%	216,668
	(Cost $216,668)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 113.8%
	Call Options Purchased — 110.3%
318	SPDR® S&P 500® ETF Trust	$19,161,090	$5.87	11/21/25	18,895,681
318	SPDR® S&P 500® ETF Trust	19,161,090	585.76	11/21/25	1,919,069
	Total Call Options Purchased				20,814,750
	(Cost $19,810,134)
	Put Options Purchased — 3.5%
318	SPDR® S&P 500® ETF Trust	19,161,090	585.76	11/21/25	654,889
	(Cost $860,143)
	Total Purchased Options				21,469,639
	(Cost $20,670,277)
WRITTEN OPTIONS — (14.9)%
	Call Options Written — (13.5)%
(636)	SPDR® S&P 500® ETF Trust	(38,322,180)	615.28	11/21/25	(2,541,577)
	(Premiums received $1,890,942)
	Put Options Written — (1.4)%
(318)	SPDR® S&P 500® ETF Trust	(19,161,090)	497.90	11/21/25	(262,779)
	(Premiums received $333,140)
	Total Written Options				(2,804,356)
	(Premiums received $2,224,082)
	Net Other Assets and Liabilities — (0.1)%				(10,585)
	Net Assets — 100.0%				$18,871,366

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$216,668	$216,668	$—	$—
Purchased Options	21,469,639	—	21,469,639	—
Total	$21,686,307	$216,668	$21,469,639	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - November (XNOV)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(2,804,356)	$—	$(2,804,356)	$—

FT Vest International Equity Moderate Buffer ETF - December (YDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.4%
243,514	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$243,514
	(Cost $243,514)
	Total Investments — 0.4%	243,514
	(Cost $243,514)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 99.8%
	Call Options Purchased — 99.5%
7,998	iShares MSCI EAFE ETF	$63,160,206	$0.74	12/20/24	61,882,605
	(Cost $58,555,247)
	Put Options Purchased — 0.3%
7,998	iShares MSCI EAFE ETF	63,160,206	74.34	12/20/24	193,872
	(Cost $3,069,600)
	Total Purchased Options				62,076,477
	(Cost $61,624,847)
WRITTEN OPTIONS — (0.1)%
	Call Options Written — (0.0)%
(7,998)	iShares MSCI EAFE ETF	(63,160,206)	88.02	12/20/24	(25,194)
	(Premiums received $315,736)
	Put Options Written — (0.1)%
(7,998)	iShares MSCI EAFE ETF	(63,160,206)	63.19	12/20/24	(38,230)
	(Premiums received $779,103)
	Total Written Options				(63,424)
	(Premiums received $1,094,839)
	Net Other Assets and Liabilities — (0.1)%				(43,326)
	Net Assets — 100.0%				$62,213,241

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$243,514	$243,514	$—	$—
Purchased Options	62,076,477	—	62,076,477	—
Total	$62,319,991	$243,514	$62,076,477	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(63,424)	$—	$(63,424)	$—

FT Vest Nasdaq-100® Buffer ETF - December (QDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
1,023,273	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$1,023,273
	(Cost $1,023,273)
	Total Investments — 0.3%	1,023,273
	(Cost $1,023,273)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 106.2%
	Call Options Purchased — 106.2%
7,719	Invesco QQQ TrustSM, Series 1	$393,468,306	$3.83	12/20/24	390,655,657
	(Cost $317,012,929)
	Put Options Purchased — 0.0%
7,719	Invesco QQQ TrustSM, Series 1	393,468,306	405.11	12/20/24	111,616
	(Cost $18,525,336)
	Total Purchased Options				390,767,273
	(Cost $335,538,265)
WRITTEN OPTIONS — (6.4)%
	Call Options Written — (6.4)%
(7,719)	Invesco QQQ TrustSM, Series 1	(393,468,306)	482.05	12/20/24	(23,530,600)
	(Premiums received $6,687,068)
	Put Options Written — (0.0)%
(7,719)	Invesco QQQ TrustSM, Series 1	(393,468,306)	364.59	12/20/24	(51,794)
	(Premiums received $8,605,060)
	Total Written Options				(23,582,394)
	(Premiums received $15,292,128)
	Net Other Assets and Liabilities — (0.1)%				(266,600)
	Net Assets — 100.0%				$367,941,552

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$1,023,273	$1,023,273	$—	$—
Purchased Options	390,767,273	—	390,767,273	—
Total	$391,790,546	$1,023,273	$390,767,273	$—

LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(23,582,394)	$—	$(23,582,394)	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
MONEY MARKET FUNDS — 0.3%
956,862	Dreyfus Government Cash Management Fund, Institutional Shares - 4.52% (a)	$956,862
	(Cost $956,862)
	Total Investments — 0.3%	956,862
	(Cost $956,862)

Number of Contracts	Description	Notional Amount	Exercise Price	Expiration Date	Value
PURCHASED OPTIONS — 141.7%
	Call Options Purchased — 141.7%
5,927	SPDR® S&P 500® ETF Trust	$357,131,385	$4.70	12/20/24	353,330,578
5,927	SPDR® S&P 500® ETF Trust	357,131,385	469.34	12/20/24	78,828,211
	Total Call Options Purchased				432,158,789
	(Cost $300,909,888)
	Put Options Purchased — 0.0%
5,927	SPDR® S&P 500® ETF Trust	357,131,385	469.34	12/20/24	90,327
	(Cost $23,721,499)
	Total Purchased Options				432,249,116
	(Cost $324,631,387)
WRITTEN OPTIONS — (41.9)%
	Call Options Written — (41.9)%
(11,854)	SPDR® S&P 500® ETF Trust	(714,262,770)	494.59	12/20/24	(127,886,287)
	(Premiums received $23,704,570)
	Put Options Written — (0.0)%
(5,927)	SPDR® S&P 500® ETF Trust	(357,131,385)	398.94	12/20/24	(28,805)
	(Premiums received $9,061,643)
	Total Written Options				(127,915,092)
	(Premiums received $32,766,213)
	Net Other Assets and Liabilities — (0.1)%				(214,161)
	Net Assets — 100.0%				$305,076,725

(a)	Rate shown reflects yield as of November 30, 2024.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

ASSETS TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Money Market Funds	$956,862	$956,862	$—	$—
Purchased Options	432,249,116	—	432,249,116	—
Total	$433,205,978	$956,862	$432,249,116	$—

FT Vest U.S. Equity Enhance & Moderate Buffer ETF - December (XDEC)
Portfolio of Investments (Continued)
November 30, 2024 (Unaudited)
LIABILITIES TABLE
	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Written Options	$(127,915,092)	$—	$(127,915,092)	$—

FT Vest Laddered International Moderate Buffer ETF (BUFY)
Portfolio of Investments
November 30, 2024 (Unaudited)

Shares	Description	Value
EXCHANGE-TRADED FUNDS — 100.0%
	Capital Markets (a) — 100.0%
113,960	FT Vest International Equity Moderate Buffer ETF - March (b)	$2,639,314
120,186	FT Vest International Equity Moderate Buffer ETF - June (b)	2,646,520
120,868	FT Vest International Equity Moderate Buffer ETF - September (b)	2,663,326
111,375	FT Vest International Equity Moderate Buffer ETF - December (b)	2,610,051

	Total Investments — 100.0%	10,559,211
	(Cost $10,869,871)
	Net Other Assets and Liabilities — 0.0%	3,458
	Net Assets — 100.0%	$10,562,669

(a)	Represents investments in affiliated funds.
(b)	Non-income producing security.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of November 30, 2024 is as follows (see Valuation Inputs in the Additional Information section):

	Total Value at 11/30/2024	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Exchange-Traded Funds*	$10,559,211	$10,559,211	$—	$—

*	See Portfolio of Investments for industry breakout.

Affiliated Transactions
Amounts relating to investments in affiliated funds at November 30, 2024, and for the fiscal year-to-date period (September 25, 2024 (commencement of investment operations) to November 30, 2024) are as follows:

Security Name	Shares at 11/30/2024	Value at 9/25/2024	Purchases	Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value at 11/30/2024	Dividend Income
FT Vest International Equity Moderate Buffer ETF - March	113,960	$—	$2,720,493	$—	$(81,179)	$—	$2,639,314	$—
FT Vest International Equity Moderate Buffer ETF - June	120,186	—	2,714,691	—	(68,171)	—	2,646,520	—
FT Vest International Equity Moderate Buffer ETF - September	120,868	—	2,724,149	—	(60,823)	—	2,663,326	—
FT Vest International Equity Moderate Buffer ETF - December	111,375	—	2,710,538	—	(100,487)	—	2,610,051	—
		$—	$10,869,871	$—	$(310,660)	$—	$10,559,211	$—

First Trust Exchange-Traded Fund VIII
Additional Information
November 30, 2024 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
• Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
• Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
• Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.